Royalty, Stream and Working Interests, Net - Impairments of Royalties, Streams and Working Interests (Details) - USD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Impairments
Impairment		$ 0	$ 67,500,000
Carrying value		$ 3,939,200,000	3,668,300,000	$ 3,257,500,000
Net smelter royalty interest percent sold (as a percent)	1.00%
Net smelter royalty interest held	2.50%
Net proceeds from sale of smelter royalty interest	$ 30,300,000
Gross proceeds from sale of smelter royalty interest	36,000,000
Carrying value of smelter royalty interest subject to buyback provision	16,200,000
Gain on sale of royalty interest	$ 14,100,000		14,100,000
Cooke 4
Impairments
Impairment			67,400,000
Recoverable amount of cash generating unit			2,100,000
Long term gold price (in dollars per ounce)			$ 1,321
Discount rate (as a percent)			8.00%
Change in gold price assumption for impairment analysis (as a percent)			10.00%
Change in discount rate assumption for impairment analysis (as a percent)			3.00%
Change in expected cash flow timing for impairment analysis			5 years
Exploration Assets
Impairments
Impairment			$ 100,000